Leases - Right-of-Use Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Opening balance	kr 24,452	kr 33,300
Additional agreements	10,518
Revaluation of agreements	15,887	(427)
Depreciation	(12,360)	(10,807)	kr (5,711)
Termination of agreement	(113)
Exchange differences	(198)	2,386
Net book value	kr 38,186	kr 24,452	kr 33,300